Income Taxes (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Income Taxes [Abstract]
Income (loss) before income taxes	$ 167,829	$ (38,407)	$ (16,706)
Computed (expense) recovery of income taxes	(50,137)	9,792	4,344
Decrease (increase) in income taxes resulting from:
Subsidiaries' tax rate differences	0	0	714
Other non-taxable income	45	7	6,057
Revisions to prior years	(1,355)	4,650	(112)
Taxable capital gains and losses on dispositions, net	(5,357)	(3,150)	(3,543)
Resource property revenue taxes	356	(1,311)	(755)
Unrecognized losses in current year	(1,411)	(20,916)	(15,623)
Previously unrecognized deferred income tax assets, net	3,041	2,877	5,747
Permanent differences	(306)	(363)	(1,448)
Other, net	(494)	(244)	(2,395)
(Provision for) recovery of income taxes	$ (55,618)	$ (8,658)	$ (7,014)